SEGMENT INFORMATION	12 Months Ended
Oct. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
We provide electronic design and test instruments and systems and related software, software design tools, and related services that are used in the design, development, manufacture, installation, deployment and operation of electronics equipment. Related services include start-up assistance, instrument productivity and application services and instrument calibration and repair. Additionally, we provide test, security and visibility solutions that validate, secure and optimize networks and applications from engineering concept to live deployment. We also offer customization, consulting and optimization services throughout the customer's product life cycle.
On April 18, 2017, we completed the acquisition of Ixia, which became a separate reportable operating segment, the Ixia Solutions Group. In the first quarter of fiscal year 2019, we completed an organizational change to align our services with our customers and end markets, which is consistent with Keysight’s customer-solutions-oriented, go-to-market strategy. This change was made to fully reflect our services delivery within the markets served and further enable the growth of our services solutions portfolio. With this change, services that were previously reported as the Services Solutions Group are now reported as part of the Communications Solutions Group and Electronic Industrial Solutions Group. As a result, Keysight now has three segments: Communications Solutions Group, Electronic Industrial Solutions Group and Ixia Solutions Group. The new organizational structure continues to include centralized enterprise functions that provide support across the groups. Prior period segment results have been revised to conform to the new organizational structure.
Our operating segments were determined based primarily on how the chief operating decision maker views and evaluates our operations. Segment operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to each segment and to assess performance. Other factors, including market separation and customer specific applications, go-to-market channels, products and services and manufacturing are considered in determining the formation of these operating segments.
Descriptions of our three reportable segments are as follows:
The Communications Solutions Group serves customers spanning the worldwide commercial communications end market, which includes internet infrastructure, and the aerospace, defense and government end market. The group provides electronic design and test software, instruments, and systems and related services used in the simulation, design, validation, manufacturing, installation and optimization of electronic equipment.
The Electronic Industrial Solutions Group provides test and measurement solutions and related services across a broad set of electronic industrial end markets, focusing on high-growth applications in the automotive and energy industry and measurement solutions for semiconductor design and manufacturing, consumer electronics, education and general electronics manufacturing. The group provides electronic design and test software, instruments, and systems and related services used in the simulation, design, validation, manufacturing, installation and optimization of electronic equipment.
The Ixia Solutions Group helps customers validate the performance and security resilience of their networks and associated applications. The test, visibility and security products help organizations and their customers strengthen their physical and virtual networks. Enterprises, service providers, network equipment manufacturers, and governments worldwide rely on the group's solutions to validate new products before shipping and secure ongoing operation of their networks with better visibility and security. The group’s product solutions consist of high-performance hardware platforms, software applications, and services, including warranty and maintenance offerings.
A significant portion of the segments' expenses, other than the Ixia Solutions Group expenses, arise from shared services and infrastructure that we have historically provided to the segments in order to realize economies of scale and to efficiently optimize resources. These expenses, collectively called corporate charges, include costs of centralized research and development, legal, accounting, real estate, insurance services, information technology services, treasury and other corporate infrastructure expenses. Charges are allocated to the segments, and the allocations have been determined on a basis that we consider to be a reasonable reflection of the utilization of services provided to or benefits received by the segments. The Ixia Solutions Group has not been allocated these shared services and infrastructure charges, with the exception of net periodic benefit costs, for the current fiscal year.
The following tables reflect the results of our reportable segments under our management reporting system. These results are not necessarily in conformity with GAAP. The performance of each segment is measured based on several metrics, including income from operations. These results are used, in part, by the chief operating decision maker in evaluating the performance of, and in allocating resources to, each of the segments.
The profitability of each of the segments is measured after excluding share-based compensation expense, restructuring and related costs, amortization of acquisition-related balances, acquisition and integration costs, acquisition-related compensation expense, separation and related costs, northern California wildfire-related costs, goodwill impairment, legal settlement, gain on divestitures, interest income, interest expense and other items as noted in the reconciliations below.

	Communications Solutions Group	Electronic Industrial Solutions Group	Ixia Solutions Group	Total Segments
	(in millions)
Year ended October 31, 2018:
Total net revenue	$2,391	$1,071	$416	$3,878
Amortization of acquisition-related balances	1	—	35	36
Total segment revenue	$2,392	$1,071	$451	$3,914
Segment income from operations	$474	$245	$16	$735
Depreciation expense	$64	$23	$16	$103
Year ended October 31, 2017:
Total net revenue	$2,063	$929	$197	$3,189
Amortization of acquisition-related balances	1	—	59	60
Total segment revenue	$2,064	$929	$256	$3,249
Segment income from operations	$347	$209	$42	$598
Depreciation expense	$62	$23	$7	$92
Year ended October 31, 2016:
Total net revenue	$2,048	$870	$—	$2,918
Amortization of acquisition-related balances	12	—	$—	12
Total segment revenue	$2,060	$870	$—	$2,930
Segment income from operations	$340	$175	$—	$515
Depreciation expense	$63	$22	$—	$85

The following table reconciles reportable segments' income from operations to our total enterprise income before taxes:

	Year Ended October 31,
	2018	2017	2016
	(in millions)
Total reportable segments' income from operations	$735	$598	$515
Share-based compensation expense	(59)	(56)	(49)
Restructuring and related costs	(17)	(11)	—
Amortization of acquisition-related balances	(265)	(256)	(56)
Acquisition and integration costs	(49)	(57)	(18)
Acquisition-related compensation expense	—	(28)	—
Separation and related costs	(2)	(20)	(24)
Northern California wildfire-related costs	(7)	(16)	—
Goodwill impairment	(709)	—	—
Legal settlement	(25)	—	—
Gain on divestitures	20	—	—
Other	(16)	(6)	7
Income (loss) from operations, as reported	(394)	148	375
Interest income	12	7	3
Interest expense	(83)	(80)	(47)
Other income (expense), net	54	104	35
Income (loss) before taxes, as reported	$(411)	$179	$366

Major customers.  No customer represented 10 percent or more of our total net revenue in 2018, 2017 or 2016.
The following table presents assets and capital expenditures directly managed by each segment. Unallocated assets primarily consist of cash and cash equivalents, investments, long-term and other receivables and other assets.

	Communications Solutions Group	Electronic Industrial Solutions Group	Ixia Solutions Group	Total Segments
	(in millions)
As of October 31, 2018:
Assets	$2,115	$888	$1,327	$4,330
Capital expenditures	$90	$32	$10	$132
As of October 31, 2017:
Assets	$1,976	$866	$2,063	$4,905
Capital expenditures	$46	$19	$7	$72
The following table reconciles segment assets to our total assets:

	October 31,
	2018	2017
	(in millions)
Total reportable segments' assets	$4,330	$4,905
Cash and cash equivalents	913	818
Prepaid expenses	106	113
Other current assets	9	7
Investments	46	63
Long-term and other receivables	118	118
Other	302	(91)
Total assets	$5,824	$5,933

The other category primarily includes pension assets and also represents the difference between how segments report deferred taxes and intangible assets at the initial purchased amount.
The following table presents summarized information for net revenue and long-lived assets by geographic region. Revenues from external customers are generally attributed to countries based upon the location of the Keysight sales representative. Long lived assets consist of property, plant, and equipment, long-term receivables and other long-term assets excluding intangible assets. The rest of the world primarily consists of rest of Asia and Europe.

	United States	China	Japan	Rest of the World	Total
	(in millions)
Net revenue:
Year ended October 31, 2018	$1,398	$710	$342	$1,428	$3,878
Year ended October 31, 2017	$1,054	$608	$338	$1,189	$3,189
Year ended October 31, 2016	$1,009	$572	$323	$1,014	$2,918

	United States	Japan	Malaysia	UK	Rest of the World	Total
	(in millions)
Long-lived assets:
October 31, 2018	$310	$222	$72	$145	$121	$870
October 31, 2017	$280	$234	$73	$106	$126	$819